CertAmx

AMERICAN STOCK EXCHANGE®
Equities Options ETFs

American Stock Exchange
86 Trinity Place
New York, NY 10006
T 212 306 1255
F 212 306 1448

03006304

1-15897

RECD S.E.C.
FEB 6 2003
1086

February 4, 2003

Mr. Brian Johnson
Branch Chief
Filer Support 2
Office of Filing Information
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, D.C. 20549

Dear Mr. Johnson:

This is to certify that on February 4, 2003, the American Stock Exchange, Inc. (the "Exchange") received from iShares, Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A for the registration of the following security:

iShares MSCI South Africa Index Fund, par value $.001 per share

We further certify that the above described securities have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

PROCESSED
FEB 1 1 2003
THOMSON
FINANCIAL

Bryan Fischer
Director
Listing Qualifications Department

cc: Herbert Scholl